Vanguard® Health Care Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Biotechnology (18.0%)
	AbbVie Inc.	5,710,797	658,341
*	Moderna Inc.	1,108,781	390,768
	Amgen Inc.	1,834,999	364,945
	Gilead Sciences Inc.	3,851,480	265,482
*	Regeneron Pharmaceuticals Inc.	339,657	216,202
*	Vertex Pharmaceuticals Inc.	838,353	156,722
*	Biogen Inc.	481,601	113,533
*	Horizon Therapeutics plc	693,470	71,954
*	Alnylam Pharmaceuticals Inc.	384,081	70,594
*	Seagen Inc.	440,955	70,553
*	BioMarin Pharmaceutical Inc.	592,510	51,128
*	Novavax Inc.	228,586	47,690
*	Exact Sciences Corp.	555,699	47,440
*	Incyte Corp.	606,606	41,079
*	United Therapeutics Corp.	145,054	27,488
*	Neurocrine Biosciences Inc.	305,879	25,464
*	Natera Inc.	272,788	24,949
*	Intellia Therapeutics Inc.	213,744	24,583
*	Arrowhead Pharmaceuticals Inc.	320,107	22,423
*	Biohaven Pharmaceutical Holding Co. Ltd.	190,147	21,342
*	Sarepta Therapeutics Inc.	245,152	19,811
*	Blueprint Medicines Corp.	179,903	17,307
*	Exelixis Inc.	1,019,112	17,111
*	Mirati Therapeutics Inc.	116,791	15,973
*	CRISPR Therapeutics AG	196,981	15,739
*	Ultragenyx Pharmaceutical Inc.	208,367	15,675
*	Halozyme Therapeutics Inc.	437,140	14,373
*	Twist Bioscience Corp.	143,555	13,709
*	Fate Therapeutics Inc.	246,134	13,540
*	Ginkgo Bioworks Holdings Inc.	1,075,302	12,764
*	Denali Therapeutics Inc.	256,081	11,846
*	Alkermes plc	521,949	11,441
*	Ionis Pharmaceuticals Inc.	410,497	10,878
*	Invitae Corp.	632,233	10,748
*	Apellis Pharmaceuticals Inc.	247,490	10,414
*	Arena Pharmaceuticals Inc.	187,519	10,218
*	Insmed Inc.	371,031	10,211
*	Vir Biotechnology Inc.	210,573	9,985
*	Cytokinetics Inc.	242,881	9,555
*	Veracyte Inc.	229,005	9,499
*	Kodiak Sciences Inc.	99,690	9,156
*	Bridgebio Pharma Inc.	217,927	8,826

		Shares	Market Value ($000)
*	Ligand Pharmaceuticals Inc.	53,888	8,726
*	Dicerna Pharmaceuticals Inc.	225,752	8,581
*	Karuna Therapeutics Inc.	66,801	8,544
*	Beam Therapeutics Inc.	107,236	8,488
*	Allakos Inc.	104,671	8,201
*	PTC Therapeutics Inc.	205,363	7,631
*	Iovance Biotherapeutics Inc.	400,466	7,497
*	ACADIA Pharmaceuticals Inc.	389,363	7,476
*	Amicus Therapeutics Inc.	690,069	7,391
*	CareDx Inc.	170,108	7,338
*	Editas Medicine Inc. Class A	220,852	7,213
*	BioCryst Pharmaceuticals Inc.	577,883	6,969
*	Emergent BioSolutions Inc.	156,418	6,901
*	Aurinia Pharmaceuticals Inc.	352,937	6,649
*	Sage Therapeutics Inc.	170,721	6,643
*	Myriad Genetics Inc.	251,684	6,509
*	Xencor Inc.	170,146	6,163
*	Agios Pharmaceuticals Inc.	171,388	6,105
*	Avid Bioservices Inc.	198,393	6,063
*	Dynavax Technologies Corp.	372,166	6,010
*	TG Therapeutics Inc.	393,331	5,979
*	Zentalis Pharmaceuticals Inc.	72,785	5,972
*	ChemoCentryx Inc.	158,132	5,737
*	OPKO Health Inc.	1,436,996	5,647
*	Arcus Biosciences Inc.	126,514	5,541
*	Ironwood Pharmaceuticals Inc. Class A	498,450	5,528
*,1	Sorrento Therapeutics Inc.	915,571	5,457
*	Enanta Pharmaceuticals Inc.	58,804	5,191
*	Turning Point Therapeutics Inc.	135,224	5,147
*	Global Blood Therapeutics Inc.	181,033	5,116
*	Prothena Corp. plc	101,915	5,111
*	Kymera Therapeutics Inc.	90,752	5,039
*	Travere Thrapeutics Inc.	176,061	5,027
*,1	Inovio Pharmaceuticals Inc.	681,416	4,933
*	Vericel Corp.	127,496	4,744
*	Allogene Therapeutics Inc.	252,233	4,664
*	Protagonist Therapeutics Inc.	138,298	4,650
*	Celldex Therapeutics Inc.	120,236	4,581
*	SpringWorks Therapeutics Inc.	63,573	4,568
*	Anavex Life Sciences Corp.	232,419	4,509
*	Cerevel Therapeutics Holdings Inc.	140,466	4,381
*	REVOLUTION Medicines Inc.	154,564	4,275
*	Atara Biotherapeutics Inc.	234,013	4,186
*,1	Ocugen Inc.	645,336	4,091
*	ImmunoGen Inc.	657,624	4,058
*	Relay Therapeutics Inc.	136,888	4,027
*	Krystal Biotech Inc.	46,445	3,741
*	Coherus Biosciences Inc.	196,852	3,656
*	MannKind Corp.	767,212	3,552
*	Alector Inc.	170,172	3,514
*	IVERIC bio Inc.	235,315	3,440
*	Xenon Pharmaceuticals Inc.	128,610	3,434
*	FibroGen Inc.	269,070	3,366
*	Sangamo Therapeutics Inc.	401,244	3,326
*	REGENXBIO Inc.	103,137	3,300
*	UniQure N.V.	111,766	3,113
*	Rocket Pharmaceuticals Inc.	123,169	3,009
*	Heron Therapeutics Inc.	313,219	2,960

		Shares	Market Value ($000)
*	Vanda Pharmaceuticals Inc.	179,047	2,901
*	Crinetics Pharmaceuticals Inc.	104,817	2,864
*	Morphic Holding Inc.	58,549	2,793
*	MacroGenics Inc.	158,178	2,784
*	Arcturus Therapeutics Holdings Inc.	67,808	2,695
*	Madrigal Pharmaceuticals Inc.	32,160	2,660
*	Kura Oncology Inc.	181,514	2,534
*	Avidity Biosciences Inc.	110,647	2,471
*	Recursion Pharmaceuticals Inc. Class A	128,633	2,459
*	Zymeworks Inc.	119,885	2,411
*	Seres Therapeutics Inc.	222,103	2,390
*	Merus NV	90,008	2,341
*	Sana Biotechnology Inc.	121,601	2,312
*	Keros Therapeutics Inc.	41,388	2,309
*	Bluebird Bio Inc.	216,467	2,188
*	Radius Health Inc.	128,715	2,119
*	Generation Bio Co.	120,673	2,072
*	Rapt Therapeutics Inc.	62,237	2,032
*	Allovir Inc.	114,561	2,000
*	ImmunityBio Inc.	256,303	1,997
*	Syndax Pharmaceuticals Inc.	124,978	1,996
*	Myovant Sciences Ltd.	118,372	1,990
*	Replimune Group Inc.	68,580	1,954
*	Scholar Rock Holding Corp.	72,923	1,936
*	Agenus Inc.	602,870	1,899
*	2seventy bio Inc.	71,984	1,896
*	AnaptysBio Inc.	57,576	1,863
*	Verve Therapeutics Inc.	54,342	1,852
*	Nurix Therapeutics Inc.	64,063	1,846
*	Anika Therapeutics Inc.	46,709	1,828
*	Ideaya Biosciences Inc.	82,226	1,809
*	Sutro Biopharma Inc.	105,285	1,798
*	4D Molecular Therapeutics Inc.	78,093	1,796
*,1	VBI Vaccines Inc.	576,845	1,754
*	Gossamer Bio Inc.	158,154	1,714
*	Eagle Pharmaceuticals Inc.	35,495	1,692
*	MiMedx Group Inc.	236,353	1,657
*	iTeos Therapeutics Inc.	45,582	1,609
*	Rubius Therapeutics Inc.	130,077	1,608
*	BioAtla Inc.	62,495	1,578
*,1	Intercept Pharmaceuticals Inc.	90,111	1,551
*	Rigel Pharmaceuticals Inc.	555,649	1,484
*	Bioxcel Therapeutics Inc.	63,675	1,460
*	C4 Therapeutics Inc.	39,146	1,453
*	Y-mAbs Therapeutics Inc.	84,960	1,451
*	Precision BioSciences Inc.	156,919	1,422
*	Vaxcyte Inc.	67,364	1,373
*	Arcutis Biotherapeutics Inc.	81,308	1,347
*	Aligos Therapeutics Inc.	82,089	1,258
*	Mersana Therapeutics Inc.	185,982	1,253
*	MeiraGTx Holdings plc	70,757	1,251
*	IGM Biosciences Inc.	25,008	1,248
*	Praxis Precision Medicines Inc.	72,943	1,248
*	Repare Therapeutics Inc.	53,148	1,247
*,1	G1 Therapeutics Inc.	95,654	1,234
*	Inhibrx Inc.	30,398	1,229
*	Spero Therapeutics Inc.	83,278	1,187
*	Precigen Inc.	301,389	1,187

		Shares	Market Value ($000)
*	ORIC Pharmaceuticals Inc.	82,645	1,144
*	Annexon Inc.	70,128	1,142
*,1	Dermtech Inc.	56,693	1,138
*	Deciphera Pharmaceuticals Inc.	130,951	1,130
*	Akero Therapeutics Inc.	50,023	1,063
*	Dyne Therapeutics Inc.	74,191	1,054
*	Organogenesis Holdings Inc. Class A	102,730	1,033
*	Rhythm Pharmaceuticals Inc.	114,487	1,025
*	Stoke Therapeutics Inc.	41,144	1,024
*	Immunovant Inc.	130,236	1,003
*	Prometheus Biosciences Inc.	31,446	934
*	Kiniksa Pharmaceuticals Ltd. Class A	80,220	932
*	Cullinan Oncology Inc.	49,311	888
*	Lexicon Pharmaceuticals Inc.	185,616	850
*	ALX Oncology Holdings Inc.	26,332	847
*	PMV Pharmaceuticals Inc.	35,985	783
*	Forma Therapeutics Holdings Inc.	53,758	779
*,2	PDL BioPharma Inc.	311,327	769
*	Taysha Gene Therapies Inc.	54,625	709
*	Kinnate Biopharma Inc.	34,823	696
*,1	Cortexyme Inc.	53,000	690
*	Kronos Bio Inc.	53,989	638
*	Applied Molecular Transport Inc.	37,234	633
*	Nkarta Inc.	37,261	592
*	Prelude Therapeutics Inc.	40,334	576
*	Monte Rosa Therapeutics Inc.	28,167	546
*	Cogent Biosciences Inc.	51,631	409
*	Shattuck Labs Inc.	46,866	397
*	Viridian Therapeutics Inc.	18,470	355
*	Century Therapeutics Inc.	17,626	337
*	Molecular Templates Inc.	48,554	195
*	Akouos Inc.	18,955	146
*,2	Alder Biopharmaceuticals Inc. CVR Exp. 12/31/21	157,578	139
*	Black Diamond Therapeutics Inc.	17,342	104
*	TCR2 Therapeutics Inc.	13,221	68
*	Harpoon Therapeutics Inc.	9,484	58
*	Adverum Biotechnologies Inc.	31,314	54
*	Geron Corp. Warrant Exp. 12/31/25	152,449	14
*,2	Progenics Pharmaceuticals Inc. CVR	215,826	—
*	Advaxis Inc. Warrants Exp. 9/11/24	7,710	—
*,2	Prevail Therapeutics Inc. CVR	78	—
			3,438,311
Health Care Equipment & Supplies (21.7%)
	Abbott Laboratories	5,729,012	720,538
	Medtronic plc	4,347,864	463,917
*	Intuitive Surgical Inc.	1,153,564	374,147
	Stryker Corp.	1,096,723	259,518
	Becton Dickinson and Co.	928,036	220,074
*	Edwards Lifesciences Corp.	2,014,276	216,152
*	DexCom Inc.	312,656	175,897
*	Boston Scientific Corp.	4,601,125	175,165
*	IDEXX Laboratories Inc.	274,921	167,171
*	Align Technology Inc.	242,567	148,337
	Baxter International Inc.	1,615,385	120,459
	ResMed Inc.	470,761	119,973
	Zimmer Biomet Holdings Inc.	674,857	80,713
	STERIS plc	322,360	70,445
*	Insulet Corp.	222,593	64,205

		Shares	Market Value ($000)
*	Hologic Inc.	819,182	61,217
	Cooper Cos. Inc.	159,141	59,912
*	Masimo Corp.	169,027	47,010
*	ABIOMED Inc.	146,655	46,164
	Teleflex Inc.	151,256	44,987
	DENTSPLY SIRONA Inc.	706,306	34,425
	Hill-Rom Holdings Inc.	212,614	33,062
*	Novocure Ltd.	301,496	28,232
*	Penumbra Inc.	112,314	27,590
*	Tandem Diabetes Care Inc.	203,809	26,194
*	Envista Holdings Corp.	520,992	20,215
*	Shockwave Medical Inc.	102,230	18,426
*	Quidel Corp.	121,110	17,871
*	Globus Medical Inc. Class A	253,084	15,848
*	Integra LifeSciences Holdings Corp.	232,423	14,863
*	ICU Medical Inc.	65,094	14,725
*	Neogen Corp.	347,348	13,939
*	LivaNova plc	171,928	13,782
	CONMED Corp.	94,234	12,388
*	STAAR Surgical Co.	122,561	11,667
*	Merit Medical Systems Inc.	163,922	10,304
*	iRhythm Technologies Inc.	95,259	10,059
*	Nevro Corp.	107,044	9,321
*	AtriCure Inc.	140,807	8,927
*	Integer Holdings Corp.	106,906	8,525
*	Haemonetics Corp.	164,801	8,446
*	NuVasive Inc.	166,956	8,024
*	CryoPort Inc.	118,890	7,899
*	Ortho Clinical Diagnostics Holdings plc Class H	380,328	7,280
*	Glaukos Corp.	150,387	6,471
*	Axonics Inc.	112,244	6,107
*	Outset Medical Inc.	126,890	6,015
*	Lantheus Holdings Inc.	218,496	5,851
*	Inari Medical Inc.	64,312	5,308
*	Heska Corp.	32,689	5,262
	Mesa Laboratories Inc.	16,784	5,183
*	Avanos Medical Inc.	155,469	4,691
*	Silk Road Medical Inc.	106,046	4,303
*	Establishment Labs Holdings Inc.	61,394	3,962
*	Cerus Corp.	551,371	3,799
*	Varex Imaging Corp.	127,599	3,643
	Atrion Corp.	4,656	3,306
*	Figs Inc. Class A	97,784	3,250
*	AngioDynamics Inc.	124,769	3,213
*	BioLife Solutions Inc.	78,454	2,994
	LeMaitre Vascular Inc.	63,001	2,948
*	Intersect ENT Inc.	101,809	2,725
*	Meridian Bioscience Inc.	133,944	2,667
*	Cardiovascular Systems Inc.	130,187	2,604
*	Natus Medical Inc.	110,527	2,498
*	OrthoPediatrics Corp.	44,697	2,490
*	Butterfly Network Inc.	352,339	2,484
*	Alphatec Holdings Inc.	210,492	2,336
*	CryoLife Inc.	126,811	2,180
*	OraSure Technologies Inc.	230,761	2,153
*	Pulmonx Corp.	65,779	2,125
*	ViewRay Inc.	402,729	2,070
*	Surmodics Inc.	45,080	1,980

		Shares	Market Value ($000)
*	Orthofix Medical Inc.	63,033	1,929
*	Inogen Inc.	61,388	1,875
*	TransMedics Group Inc.	80,206	1,768
*	Cutera Inc.	49,754	1,734
*	SI-BONE Inc.	84,825	1,633
*	Tactile Systems Technology Inc.	63,343	1,235
*	Axogen Inc.	126,195	1,208
*	Vapotherm Inc.	50,423	1,109
*,1	SmileDirectClub Inc.	344,587	1,058
*	Treace Medical Concepts Inc.	51,322	888
			4,137,068
Health Care Providers & Services (19.0%)
	UnitedHealth Group Inc.	3,047,114	1,353,589
	CVS Health Corp.	4,264,251	379,774
	Anthem Inc.	787,898	320,068
	Cigna Corp.	1,099,074	210,912
	HCA Healthcare Inc.	827,604	186,699
	Humana Inc.	415,252	174,285
*	Centene Corp.	1,884,168	134,548
	McKesson Corp.	499,771	108,330
*	Laboratory Corp. of America Holdings	311,487	88,877
	Quest Diagnostics Inc.	394,761	58,693
	AmerisourceBergen Corp. Class A	503,563	58,287
*	Molina Healthcare Inc.	188,732	53,823
	Cardinal Health Inc.	938,521	43,388
*	Henry Schein Inc.	451,395	32,076
*	Guardant Health Inc.	278,276	29,252
	Universal Health Services Inc. Class B	245,169	29,109
	Chemed Corp.	50,836	23,664
*	Tenet Healthcare Corp.	294,109	21,432
*	DaVita Inc.	220,152	20,804
	Encompass Health Corp.	321,564	18,529
*	AMN Healthcare Services Inc.	152,735	17,413
*	Acadia Healthcare Co. Inc.	275,874	15,496
*	HealthEquity Inc.	269,549	14,739
*	Amedisys Inc.	105,481	14,730
	Premier Inc. Class A	396,846	14,711
	Ensign Group Inc.	169,305	12,923
*	LHC Group Inc.	97,249	11,156
*	Option Care Health Inc.	406,792	10,296
*	R1 RCM Inc.	405,694	9,664
*	Oak Street Health Inc.	311,404	9,638
	Select Medical Holdings Corp.	347,963	9,343
	Owens & Minor Inc.	232,103	9,284
*	Apollo Medical Holdings Inc.	98,557	9,232
	Patterson Cos. Inc.	281,945	8,873
*	Progyny Inc.	173,773	8,823
*	Magellan Health Inc.	71,812	6,807
*	MEDNAX Inc.	250,917	6,163
*	Covetrus Inc.	334,007	6,006
*	CorVel Corp.	31,655	5,951
*,1	Fulgent Genetics Inc.	62,028	5,801
*	ModivCare Inc.	40,714	5,579
*	AdaptHealth Corp. Class A	253,996	4,986
*	Clover Health Investments Corp. Class A	961,917	4,771
*	Surgery Partners Inc.	106,877	4,741
*	Addus HomeCare Corp.	51,433	4,486
*	Community Health Systems Inc.	363,538	4,373

		Shares	Market Value ($000)
*	1Life Healthcare Inc.	266,705	4,249
*	RadNet Inc.	146,920	3,961
*	Cano Health Inc.	422,942	3,950
*	Joint Corp.	46,493	3,716
	US Physical Therapy Inc.	41,721	3,587
*	Brookdale Senior Living Inc.	602,269	3,529
*	Cross Country Healthcare Inc.	117,585	3,076
*	Tivity Health Inc.	127,633	3,040
*	Accolade Inc.	117,499	3,016
	National HealthCare Corp.	42,358	2,732
*	Triple-S Management Corp. Class B	76,284	2,710
*	Castle Biosciences Inc.	65,048	2,688
*	Agiliti Inc.	105,513	2,222
*	Hanger Inc.	124,953	2,108
*	Pennant Group Inc.	86,613	1,761
*	Hims & Hers Health Inc.	252,264	1,652
*	PetIQ Inc. Class A	80,408	1,606
*	Apria Inc.	57,069	1,605
*	Privia Health Group Inc.	68,480	1,582
*	Signify Health Inc. Class A	81,681	1,110
*	CareMax Inc.	144,747	970
*	Aveanna Healthcare Holdings Inc.	149,341	962
*	ATI Physical Therapy Inc.	201,865	725
			3,638,681
Health Care Technology (2.0%)
*	Veeva Systems Inc. Class A	446,406	126,145
	Cerner Corp.	954,879	67,271
*	Teladoc Health Inc.	463,125	46,891
*	Omnicell Inc.	140,324	24,837
*	Inspire Medical Systems Inc.	88,132	19,677
*	Change Healthcare Inc.	753,051	15,272
*	Doximity Inc. Class A	142,150	9,617
*	Phreesia Inc.	146,895	8,473
*	GoodRx Holdings Inc. Class A	195,008	7,785
*	Certara Inc.	279,749	7,534
*	Evolent Health Inc. Class A	281,082	7,308
*	Allscripts Healthcare Solutions Inc.	403,692	6,713
*	Vocera Communications Inc.	112,023	6,535
*	Schrodinger Inc.	158,754	6,220
*	Health Catalyst Inc.	139,583	6,057
*	OptimizeRx Corp.	51,222	3,330
*	NextGen Healthcare Inc.	184,247	2,856
	Simulations Plus Inc.	52,370	2,460
*	HealthStream Inc.	80,884	1,878
*	Multiplan Corp.	436,106	1,762
*	American Well Corp. Class A	170,191	1,106
*	Tabula Rasa HealthCare Inc.	76,354	868
			380,595
Life Sciences Tools & Services (14.7%)
	Thermo Fisher Scientific Inc.	1,271,384	804,570
	Danaher Corp.	2,076,343	667,835
*	Illumina Inc.	474,078	173,195
*	IQVIA Holdings Inc.	619,205	160,455
	Agilent Technologies Inc.	979,099	147,746
*	Mettler-Toledo International Inc.	74,706	113,115
	West Pharmaceutical Services Inc.	239,064	105,824
*	Avantor Inc.	1,699,052	67,079

		Shares	Market Value ($000)
	PerkinElmer Inc.	362,315	65,999
*	Waters Corp.	198,297	65,055
	Bio-Techne Corp.	126,293	59,614
*	Charles River Laboratories International Inc.	162,857	59,584
*	Bio-Rad Laboratories Inc. Class A	71,853	54,120
*	Repligen Corp.	168,800	48,361
*	10X Genomics Inc. Class A	248,911	38,036
*	Syneos Health Inc.	334,457	32,496
	Bruker Corp.	341,638	27,669
*	Medpace Holdings Inc.	92,626	19,211
*	PPD Inc.	397,087	18,703
*	Maravai LifeSciences Holdings Inc. Class A	361,076	16,588
*	Pacific Biosciences of California Inc.	610,084	14,160
*	NeoGenomics Inc.	377,202	12,923
*	Adaptive Biotechnologies Corp.	295,908	7,720
*	Codexis Inc.	188,148	6,531
*	NanoString Technologies Inc.	147,557	6,065
*	Sotera Health Co.	274,572	5,859
*	Quanterix Corp.	94,134	3,762
*,1	Bionano Genomics Inc.	901,124	3,523
*	Seer Inc. Class A	100,877	2,251
*	23andMe Holding Co. Class A	195,854	1,610
*	Personalis Inc.	107,560	1,457
*	Quantum-Si Inc.	198,177	1,284
*	Nautilus Biotechnology Inc.	101,356	492
*	Alpha Teknova Inc.	20,750	464
			2,813,356
Pharmaceuticals (24.5%)
	Johnson & Johnson	8,506,935	1,326,486
	Pfizer Inc.	18,118,556	973,510
	Eli Lilly & Co.	2,627,588	651,747
	Merck & Co. Inc.	8,180,267	612,784
	Bristol-Myers Squibb Co.	7,180,402	385,085
	Zoetis Inc.	1,531,468	340,047
*	Catalent Inc.	550,416	70,817
	Viatris Inc.	3,907,584	48,102
	Royalty Pharma plc Class A	1,104,202	43,914
*	Elanco Animal Health Inc. (XNYS)	1,375,531	39,533
	Organon & Co.	819,418	23,952
*	Jazz Pharmaceuticals plc	197,451	23,668
	Perrigo Co. plc	432,030	15,860
*,1	Tilray Inc. Class 2	1,497,390	15,154
*	Prestige Consumer Healthcare Inc.	161,752	9,050
*	Intra-Cellular Therapies Inc.	223,444	9,045
*	Arvinas Inc.	119,488	9,034
*	Pacira BioSciences Inc.	143,666	7,560
*	Corcept Therapeutics Inc.	355,895	7,474
*	Reata Pharmaceuticals Inc. Class A	86,399	7,396
*	Nektar Therapeutics Class A	594,400	6,693
*	Cassava Sciences Inc.	122,926	6,575
*	Supernus Pharmaceuticals Inc.	171,334	5,135
*	Endo International plc	754,825	4,227
*	Innoviva Inc.	201,959	3,377
*	Nuvation Bio Inc.	350,540	3,144
*	Revance Therapeutics Inc.	219,219	2,999
*,1	Axsome Therapeutics Inc.	78,545	2,713
*	Amphastar Pharmaceuticals Inc.	123,017	2,406
*	Harmony Biosciences Holdings Inc.	54,821	1,869

		Shares	Market Value ($000)
*	Oramed Pharmaceuticals Inc.	94,614	1,818
*	NGM Biopharmaceuticals Inc.	100,694	1,814
*	Zogenix Inc.	160,406	1,805
*	Collegium Pharmaceutical Inc.	102,536	1,803
*	Cara Therapeutics Inc.	128,001	1,687
*	Antares Pharma Inc.	520,609	1,682
*	Ocular Therapeutix Inc.	235,441	1,610
*	Theravance Biopharma Inc.	177,610	1,492
*	Aerie Pharmaceuticals Inc.	145,892	1,474
*	Amneal Pharmaceuticals Inc.	313,936	1,312
	Phibro Animal Health Corp. Class A	64,464	1,263
*	SIGA Technologies Inc.	147,609	1,204
*	Fulcrum Therapeutics Inc.	82,655	1,198
*	Phathom Pharmaceuticals Inc.	45,062	808
*	Pliant Therapeutics Inc.	41,530	589
*	Edgewise Therapeutics Inc.	31,975	557
*	Atea Pharmaceuticals Inc.	53,096	430
			4,681,902
Total Common Stocks (Cost $13,717,284)			19,089,913
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.077% (Cost $40,180)	401,900	40,190
Total Investments (100.1%) (Cost $13,757,464)			19,130,103
Other Assets and Liabilities—Net (-0.1%)			(24,399)
Net Assets (100.0%)			19,105,704
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $35,892,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $40,167,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Gilead Sciences Inc.	8/31/22	BANA	13,786	(0.060)	—	(1)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
At November 30, 2021, the counterparties had deposited in segregated accounts cash of $1,020,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	19,088,991	14	908	19,089,913
Temporary Cash Investments	40,190	—	—	40,190
Total	19,129,181	14	908	19,130,103
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1	—	1